GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill balance	$ 2,771,000,000
Goodwill balance	1,971,000,000
Impairment	(800,000,000)
Goodwill balance	1,971,000,000	$ 2,771,000,000
Musselwhite
Goodwill [Roll Forward]
Goodwill balance	293,000,000
Goodwill balance	293,000,000
Impairment	0
Goodwill balance	293,000,000	293,000,000
Porcupine
Goodwill [Roll Forward]
Goodwill balance	341,000,000
Goodwill balance	0
Impairment	(341,000,000)
Goodwill balance	0	341,000,000
Eleonore
Goodwill [Roll Forward]
Goodwill balance	246,000,000
Goodwill balance	246,000,000
Impairment	0
Goodwill balance	246,000,000	246,000,000
Penasquito
Goodwill [Roll Forward]
Goodwill balance	1,164,000,000
Goodwill balance	1,164,000,000
Impairment	0
Goodwill balance	1,164,000,000	1,164,000,000
Cerro Negro
Goodwill [Roll Forward]
Goodwill balance	459,000,000
Goodwill balance	0
Impairment	(459,000,000)
Goodwill balance	0	459,000,000
Nevada Gold Mines
Goodwill [Roll Forward]
Goodwill balance	268,000,000
Goodwill balance	268,000,000
Impairment	0
Goodwill balance	$ 268,000,000	$ 268,000,000